Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Marketable Securities Disclosure [Abstract]
Schedule of available-for-sale securities
	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Marketable securities – restricted
Corporate debt securities	$5,938	$17	$—	$5,955
U.S. treasury securities	6,994	—	—	6,994
Commercial paper	8,791	—	—	8,791
Asset backed securities	2,911	—	—	2,911
Total marketable securities – restricted	$24,634	$17	$—	$24,651
	As of June 30, 2021 (unaudited)
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Marketable securities – restricted
Corporate debt securities	$4,473	$—	$—	$4,473
U.S. treasury and agency securities	22,319	—	(11)	22,308
Commercial paper	14,681	—	—	14,681
Asset backed securities	5,175	—	—	5,175
Total marketable securities – restricted	$46,648	$—	$(11)	$46,637

	As of December 31, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Marketable securities
Corporate debt securities	$7,848	$4	$—	$7,852
Asset backed securities	1,499	1	—	1,500
Total marketable securities	$9,347	$5	$—	$9,352

Marketable securities – restricted
Corporate debt securities	$12,481	$24	$—	$12,505
U.S. treasury securities	11,659	23	—	11,682
Commercial paper	6,273	—	—	6,273
Asset backed securities	6,495	8	—	6,503
Total marketable securities – restricted	$36,908	$55	$—	$36,963
	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Marketable securities – restricted
Corporate debt securities	$5,938	$17	$—	$5,955
U.S. treasury securities	6,994	—	—	6,994
Commercial paper	8,791	—	—	8,791
Asset backed securities	2,911	—	—	2,911
Total marketable securities – restricted	$24,634	$17	$—	$24,651

Schedule of amortized cost and estimated fair value of marketable securities
	As of December 31, 2020
	Amortized Cost	Estimated Fair Value
Due within one year	$21,603	$21,629
Due between one to five years	3,031	3,022
	$24,634	$24,651
	As of June 30, 2021 (unaudited)
	Amortized Cost	Estimated Fair Value
Due within one year	$45,898	$45,893
Due between one to five years	750	744
	$46,648	$46,637